DEBT AND CREDIT AGREEMENTS - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 01, 2024
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 3,300,000,000
Proceeds from long-term debt offering	0	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	2,300,000,000
Maximum borrowing capacity	250,000,000		$ 750,000,000
Revolving Credit Facility | Hydro One Inc.
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 3,050,000,000
Commercial Paper Program
Debt Instrument [Line Items]
Maturities days of commercial paper (in days)	365 days